SCHEDULE OF FUTURE ANNUAL ESTIMATED AMORTIZATION EXPENSE (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
2025 (remaining nine months)	$ 884,085
2026	1,103,576	$ 1,180,613
2027	964,771	1,103,576
2028	655,332	964,771
2029	447,896	655,332
Thereafter	1,089,290
Total	$ 5,144,950	$ 5,441,478